31. COMMITMENTS AND CONTINGENT LIABILITIES (Details) CAD in Thousands	Dec. 31, 2017 CAD
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	CAD 149,441
Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	41,751
Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	51,511
Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	56,179
2018 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	72,092
2018 [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	6,190
2018 [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	51,511
2018 [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	14,391
2019 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	14,207
2019 [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,859
2019 [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2019 [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	10,348
2020 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	13,224
2020 [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,628
2020 [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2020 [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	9,596
2021 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	12,037
2021 [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,768
2021 [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2021 [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	8,269
2022 [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	6,317
2022 [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,186
2022 [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
2022 [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	3,131
Thereafter [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	31,564
Thereafter [Member] | Operating property leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	21,120
Thereafter [Member] | Capital commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations
Thereafter [Member] | Other operating commitments [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Contractual obligations	CAD 10,444